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                      MORGAN STANLEY LIQUID ASSET FUND INC.
                           1221 Avenue of the Americas
                            New York, New York 10020






                                                              October 29, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Liquid Asset Fund Inc.
     File No. 2-53856
     Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Section 497(c) under the Securities Act of 1933 would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 25, 2002.

                                                         Very truly yours,
                                                      /s/Natasha Kassian
                                                         -------------------
                                                         Natasha Kassian
                                                         Assistant Secretary



cc: Barry Fink Esq.
    Larry Greene, Esq.